Investments in Joint Ventures and Associates	6 Months Ended
Jun. 30, 2021
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates
NOTE 12. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
The investments in joint ventures and associates as of June 30, 2021 and December 31, 2020, were as follows:

	Percentage of investment	June 30, 2021		December 31, 2020
Deer Park Refining Limited	49.99%	Ps.	6,302,330	Ps.	9,635,176
Sierrita Gas Pipeline LLC .	35.00%		1,260,786		1,232,464
Frontera Brownsville, LLC.	50.00%		455,818		479,520
Texas Frontera, LLC.	50.00%		194,741		197,708
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	40.00%		172,975		208,152
CH 4 Energía, S.A. de C.V.	50.00%		148,513		141,339
Other, net	Various		82,249		120,770

		Ps. 8,617,412		Ps. 12,015,129

(Loss) profit sharing in joint ventures and associates:

	For the six-month period ended June 30,
	2021		2020
Deer Park Refining Limited	Ps.	(3,325,154)	Ps.	(947,260)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		(35,177)		13,806
Sierrita Gas Pipeline, LLC.		66,876		76,532
Frontera Brownsville, LLC.		24,115		22,337
Texas Frontera, LLC.		13,462		21,368
CH 4 Energía, S.A. de C.V.		7,174		3,745
Ductos el Peninsular, S.A.P.I. de C.V.		(2)		(1,152)
Other, net		40,422		—

(Loss) sharing in joint ventures and associates, net	Ps.	(3,208,284)	Ps.	(810,624)

	For the three-month period ended June 30,
	2021		2020
Deer Park Refining Limited	Ps.	(1,404,901)	Ps.	(1,010,731)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		(35,177)		26,112
Sierrita Gas Pipeline LLC .		33,595		51,675
Frontera Brownsville, LLC.		9,139		10,365
Texas Frontera, LLC.		6,847		10,055
CH4 Energía S.A. de C.V.		1,542		77
Ductos el Peninsular, S. A. P. I. de C. V.		18		(6,620)
Other, net		22,744		—

(Loss) sharing in joint ventures and associates, net	Ps.	(1,366,193)	Ps.	(919,067)

Additional information about the significant
investments
in joint ventures and associates is presented below:

•
Deer Park Refining Limited (Joint Venture)
. On March 31, 1993, PMI NASA acquired 49.99% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery (installed capacity
of approximately 340,000 barrels per day of crude oil). Management decisions are made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants have the rights to the net assets in the proportion of their participation. This joint venture is recorded under the equity method.

On May 24, 2021, the Board of Directors of Petróleos Mexicanos approved the investment for the acquisition of Shell Oil Company’s interest in the Deer Park Refining Limited Partnership L.P. On the same date, Petróleos Mexicanos signed an agreement to acquire the 50.01% interest in the Deer Park Limited Partnership currently held by Shell Oil Company, with an estimated price of U.S. $596,000, such that upon closing PEMEX will own 100% of the Deer Park refinery. The acquisition of the Deer Park refinery will be fully financed by the Mexican Government and is expected to close during the last quarter of 2021, subject to regulatory approvals and other customary conditions to closing. This acquisition is part of our self-sufficiency objective to supply fuel demand in Mexico.
Associates

•
Sierrita Gas Pipeline LLC.
This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•
Frontera Brownsville, LLC
. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P. to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•
Texas Frontera, LLC
. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P., and together they are entitled to the results in proportion of their
respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•
CH4 Energía, S.A. de C.V.
This company
was
constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, Mexico. This joint venture is recorded under the equity method.

•
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.
This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•
Ductos el Peninsular S.A.P.I. de C.V.

This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.